Voya Index Solution 2030 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2030 Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,222
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	262
Expense Example, with Redemption, 10 Years	625
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	927
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	$ 1,105